Filed Pursuant to Rule 497(d)


                                       INVESCO UNIT TRUSTS, SERIES 1989
                                    High Income Allocation Portfolio 2019-3
                                   Multi-Asset High Income Portfolio 2019-3


                                       INVESCO UNIT TRUSTS, SERIES 1991
                                         REIT Income Portfolio 2019-3


                                         Supplement to the Prospectus

As of November 5, 2019, HCP, Inc. has changed its name and ticker symbol as follows:

          Old Name                      New Name                   Old Ticker                  New Ticker
------------------------------ --------------------------- --------------------------- ---------------------------
          HCP, Inc.              HealthPeak Properties,               HCP                         PEAK
                                          Inc.

As a result, effective immediately, all references in the Prospectus are revised accordingly.

Supplement Dated:  November 5, 2019